NUVEEN LARGE CAP GROWTH OPPORTUNITIES FUND

SUPPLEMENT DATED JUNE 24, 2014

TO THE SUMMARY PROSPECTUS DATED FEBRUARY 28, 2014

Class B shares of Nuveen Large Cap Growth Opportunities Fund are no longer being offered.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-LCGOS-0614P